Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	R$ 75,587	R$ 85,930
Short-term investments	253,042	515,201
Trade receivables	140,560	115,115
Income taxes recoverable	7,747	2,240
Prepaid expenses	34,957	10,223
Other current assets	2,891	3,081
TOTAL CURRENT ASSETS	514,784	731,790
NON-CURRENT ASSETS
Trade receivables	5,933	6,924
Indemnification assets	8,624	9,191
Deferred tax assets	83,350	50,775
Other non-current assets	1,641	3,625
Right-of-use assets	136,104	127,921
Property and equipment	106,839	96,669
Intangible assets	670,152	660,950
TOTAL NON-CURRENT ASSETS	1,012,643	956,055
TOTAL ASSETS	1,527,427	1,687,845
CURRENT LIABILITIES
Trade payables	41,706	32,240
Loans and financing	0	151,757
Lease liabilities	27,204	23,365
Labor and social obligations	25,015	26,785
Taxes payable	3,253	2,404
Prepayments from customers	10,321	9,657
Accounts payable from acquisition of subsidiaries	149,765	134,988
Other current liabilities	2,078	1,364
TOTAL CURRENT LIABILITIES	259,342	382,560
NON-CURRENT
Lease liabilities	134,328	125,988
Share-based compensation	52,283	46,260
Accounts payable from acquisition of subsidiaries	0	139,873
Provisions for contingencies	14,872	14,439
Deferred tax liabilities	0	0
Other non-current liabilities	474	777
TOTAL NON-CURRENT LIABILITIES	201,957	327,337
TOTAL LIABILITIES	461,299	709,897
EQUITY
Share capital	6	6
Capital reserves	1,039,588	1,022,056
Retained earnings (accumulated losses)	26,534	(44,114)
TOTAL EQUITY	1,066,128	977,948
TOTAL LIABILITIES AND EQUITY	R$ 1,527,427	R$ 1,687,845